Investments carried under the equity method (Tables)	12 Months Ended
Dec. 31, 2023
Investments carried under the equity method [Abstract]
Investments in associates and joint ventures
The table below shows the breakdown and the movement of the investments held in associates and joint ventures for 2023 and 2022:

Investments in associates and joint ventures	2023	2022
Initial balance	260,031	294,581
Share of profit	13,207	21,465
Distributions	(38,780)	(57,537)
New entities carried under the equity method	4,439	4,901
Investment in associates classified as held for sale during the year (Note 8)	(10,194)	-
Others (incl. currency translation differences)	1,604	(3,379)
Final balance	230,307	260,031

Breakdown of investments held in associates
The tables below show a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2023 and 2022 for the entities carried under the equity method:

Company	% Shares of the Company	Non- current assets	Current assets	Project debt	Other non- current liabilities	Other current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
2007 Vento II, LLC (1)	49.00	411,099	25,777	-	56,508	11,285	82,849	21,024	19,752	175,351
Windlectric Inc (2)	30.00	284,618	30,884	-	159,406	77,389	21,514	8,515	(2,157)	1,910
Myah Bahr Honaine, S.P.A.(3)	25.50	155,338	63,451	35,569	20,240	4,653	56,172	34,576	27,084	40,635
Akuo Atlantica PMGD Holding S.P.A. (4)	49.00	56,214	7,210	24,214	18,090	13,739	192	(75)	(83)	4,409
Colombian portfolio of renewable energy entities	50.00	9,092	4,970	-	9,872	956	-	(587)	1,920	4,754
Pectonex, R.F. Proprietary Limited	50.00	1,749	-	-	1	-	-	(149)	(149)	1,337
Evacuación Valdecaballeros, S.L.	57.16	15,839	1,005	-	13,538	159	878	(59)	(91)	807
Atlantica SailH2, S.L.	50.00	499	333	-	-	165	-	-	-	653
Evacuación Villanueva del Rey, S.L.	40.02	2,218	83	-	1,308	181	-	63	-	-
Liberty Infraestructuras S.L.	20.00	81	357	-	-	-	4	(46)	(68)	-
Fontanil Solar, S.L.U.	25.00	328	13	-	354	7	-	(1)	(18)	229
Murum Solar, S.L.U.	25.00	266	35	-	314	-	-	(1)	(15)	222
As of December 31, 2023										230,307

Company	% Shares of the Company	Non- current assets	Current assets	Project debt	Other non- current liabilities	Other current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
2007 Vento II, LLC (1)	49.00	435,029	14,198	-	57,596	11,515	103,362	42,662	40,992	181,735
Windlectric Inc (2)	30.00	278,504	3,338	-	167,519	43,227	24,996	10,560	(15)	18,935
Myah Bahr Honaine, S.P.A.(3)	25.50	150,623	66,246	43,579	18,902	4,257	55,267	33,374	26,768	42,128
Akuo Atlantica PMGD Holding S.P.A. (4)	49.00	14,814	2,828	-	8,755	326	-	-	(348)	4,450
Pemcorp SAPI de CV (5)	30.00	138,931	112,352	159,382	90,474	4,328	45,625	1,680	(17,747)	10,034
Pectonex, R.F. Proprietary Limited	50.00	2,045	-	-	-	1	-	(168)	(168)	1,411
Evacuación Valdecaballeros, S.L.	57.16	15,551	1,020	-	13,635	232	860	(60)	(89)	858
Evacuación Villanueva del Rey, S.L.	40.02	2,317	12	-	1,386	111	-	57	-	-
Liberty Infraestructuras S.L.	20.00	93	283	-	-	37	-	-	(22)	29
Fontanil Solar, S.L.U.	25.00	117	7	-	99	24	-	(1)	(2)	229
Murum Solar, S.L.U.	25.00	228	8	-	180	59	-	(1)	(5)	222
As of December 31, 2022										260,031

The Company has no control over Evacuación Valdecaballeros, S.L. as all relevant decisions of this company require the approval of a minimum of shareholders accounting for more than 75% of the shares.
None of the associated companies referred to above is a listed company.
(1) 2007 Vento II, LLC, is the holding company of a 596 MW portfolio of wind assets in the U.S., 49% owned by Atlantica since June 16, 2021, and accounted for under the equity method in these Consolidated Financial Statements. Share of profit of 2007 Vento II, LLC. included in these Consolidated Financial Statements amounts to $9.7 million in 2023 and $20.1 million in 2022.
(2) Windlectric Inc., the project entity, is 100% owned by Amherst Island Partnership which is accounted for under the equity method in these Consolidated Financial Statements.
(3) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these Consolidated Financial Statements. Geida Tlemcen, S.L. is 50% owned by Atlantica. Share of profit of Myah Bahr Honaine S.P.A. included in these Consolidated Financial Statements amounts to $6.9 million in 2023 and $6.8 million in 2022.

(4) Akuo Atlantica PMGD Holding S.P.A. is the holding company of a 80 MW portfolio of solar PV assets in Chile, which is currently under construction, 49% owned by Atlantica, with joint control since November 2022 and accounted for under the equity method in these Consolidated Financial Statements.
(5) Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V., which was accounted for under the equity method in the Consolidated Financial Statements as of December 31, 2022. Arroyo Netherlands II B.V. is 30% owned by Atlantica. The investment held by Atlantica in Pemcorp has been classified as held for sale in these Consolidated Financial (Note 8). Share of profit of Pemcorp SAPI de CV included in these Consolidated Financial Statements amounts to a $0.2 million profit in 2023 and a $5.3 million loss in 2022.